Segment information - Other (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Segment information
Total net revenues	¥ 103,152,489	$ 14,955,705	¥ 117,059,678	¥ 101,858,489
Womenswear and menswear
Segment information
Total net revenues	33,332,934		36,387,893	35,403,381
Shoes and bags
Segment information
Total net revenues	8,256,326		10,940,824	10,010,393
Skincare and cosmetics
Segment information
Total net revenues	15,277,888		15,404,639	14,879,902
Sportswear and sporting goods
Segment information
Total net revenues	12,801,388		13,528,783	10,648,291
Home goods and other lifestyle products
Segment information
Total net revenues	8,359,052		10,702,864	9,053,344
Baby and children products
Segment information
Total net revenues	8,735,859		8,700,589	11,400,829
Supermarkets and other products
Segment information
Total net revenues	10,486,631		15,591,310	6,053,572
Other revenues
Segment information
Total net revenues	5,902,411		5,802,776	4,408,777
Product revenues
Segment information
Total net revenues	¥ 97,250,078	$ 14,099,936	¥ 111,256,902	¥ 97,449,712